Investment in Cauchari-Olaroz Project	12 Months Ended
Dec. 31, 2020
Investments Accounted For Using Equity Method [Abstract]
Investment in Cauchari-Olaroz Project
5.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT

As at December 31, 2020, the Company and Ganfeng are 49% and 51% shareholders, respectively, in Minera Exar, the company that holds the Cauchari-Olaroz project located in the Jujuy province of Argentina. In addition, the Company and Ganfeng are 49% and 51%, respectively, shareholders in Exar Capital B.V. (“Exar Capital”), the company in the Netherlands that provides financing to Minera Exar for the purpose of advancing the construction of the Cauchari-Olaroz project (the investment in Minera Exar and Exar Capital together, the “Investment in Cauchari-Olaroz project”). Minera Exar and Exar Capital are now accounted for using the equity method of accounting. The Company and Ganfeng manage the Cauchari-Olaroz project with a shareholders’ agreement in place regulating key aspects of governance of the project.

2020 Cauchari Transaction

On August 27, 2020, the Company closed a transaction with Ganfeng whereby Ganfeng subscribed, through a wholly-owned subsidiary, for newly issued shares of Minera Exar, for cash consideration of $16,327, increasing its interest in the Cauchari-Olaroz project from 50% to 51%, with Lithium Americas holding the remaining 49% interest.

In addition, the Company and Ganfeng restructured Exar Capital to reflect the parties’ 51%/49% proportionate ownership of Minera Exar. As part of this restructuring, Ganfeng provided $40,000 to Exar Capital in non-interest-bearing loans, repayable in 2029 (with a right for an additional one-year extension) and contributed $689 to Exar Capital’s equity to increase its interest from 37.5% to 51%. Proceeds of the loans from Ganfeng were used by Exar Capital to repay $40,000 of loans owed to Lithium Americas (the Minera Exar and Exar Capital transactions together, the “2020 Cauchari Transaction”).

Upon closing of the 2020 Cauchari Transaction, Ganfeng became the controlling shareholder of Minera Exar and Exar Capital while Lithium Americas received fulsome minority shareholder protective rights. The Company retains 49% interest and significant influence over Minera Exar and Exar Capital and as a result, is equity accounting for these investments from closing of the 2020 Cauchari Transaction.

2019 Project Investment

On August 16, 2019, the Company closed a transaction agreement whereby Ganfeng agreed to subscribe, through a wholly-owned subsidiary, for 141,000 newly issued shares of Minera Exar, for cash consideration of $160,000 (such transaction, the “2019 Project Investment”). As a result, Ganfeng increased its direct interest in Minera Exar from 37.5% to 50%, and diluted Lithium Americas’ interest from 62.5% to 50%. The Company’s and Ganfeng’s pre-existing interests in Exar Capital of 62.5% and 37.5% respectively remained unchanged.

5.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

On closing of the 2019 Project Investment, Minera Exar repaid an $8,000 loan made by the Company, together with accrued but unpaid interest thereon.

Beginning on August 16, 2019, and until closing of the 2020 Cauchari Transaction on August 27, 2020, the Company accounted for its investments in Minera Exar and Exar Capital as a Joint Operation and recognized its share of the assets and liabilities of Minera Exar and Exar Capital.

Loans to Minera Exar and Exar Capital B.V.

The Company has entered into the following loan agreements with Minera Exar and Exar Capital to fund construction of the Cauchari-Olaroz project. Changes on the loans’ balances are summarized below:

$
Loans to Minera Exar and Exar Capital, as at December 31, 2018	12,609
Accrued interest	3,791
Loans by the Company to Exar Capital	66,250
Initial difference between the face value and the fair value of loans to Exar Capital	(37,423)
Repayment of loan to Minera Exar and accumulated interest thereon	(8,778)
Loans from the Company to Exar Capital prior to the 2019 Project Investment	36,449
Elimination of loans as a result of Joint Operation accounting	(21,731)
Share of loans from Exar Capital to Minera Exar	23,241
Loans to Joint Operation, as at December 31, 2019	37,959
Loans by the Company to Exar Capital	14,500
Initial difference between the face value and the fair value of loans to Exar Capital	(7,746)
Elimination of loans as a result of Joint Operation accounting	(3,377)
Accrued interest	3,337
Loans to Minera Exar and Exar Capital prior to the 2020 Cauchari Transaction	44,673
Loans by the Company to Exar Capital after the 2020 Cauchari Transaction	14,700
Initial difference between the face value and the fair value of loans to Exar Capital	(7,265)
Reversal of elimination of loans as a result of the 2020 Cauchari Transaction	28,132
Derecognition of share of loans from Exar Capital to Minera Exar as a result of the 2020 Cauchari Transaction	(26,368)
Repayment of loans as a result of the 2020 Cauchari Transaction	(40,000)
Gain on early repayment of the $40,000 loans	19,608
Accrued interest	1,082
Loans from the Company to Exar Capital, as at December 31, 2020	34,562

Loans by the Company and Ganfeng to Exar Capital are non-interest bearing.

During the year ended December 31, 2020, prior to closing of the 2020 Cauchari Transaction, Ganfeng and the Company each provided a $14,500 non-interest bearing loan to Exar Capital to fund their respective 50% shares of Cauchari-Olaroz construction costs. After closing of the 2020 Cauchari Transaction the Company provided a $14,700 and Ganfeng provided a $15,300 non-interest bearing loan to Exar Capital to fund their respective 49% and 51% shares of the Cauchari-Olaroz construction costs. The Company accounts for loans initially at fair value and subsequently at amortized cost.

5.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

The fair value of the loans at inception was calculated using the discounted cash flow valuation method applying market interest rates. The difference between the face value and the fair value of the loans provided after closing of the 2020 Cauchari Transaction of $7,265 was recognized as part of Investment in Cauchari-Olaroz project.

Upon closing of the 2020 Cauchari Transaction, the Company became a minority shareholder and changed the method of accounting for Minera Exar and Exar Capital. The Company ceased to record its share of assets and liabilities of Minera Exar and Exar Capital and now accounts for its Investment in Cauchari-Olaroz project under the equity method. As a result, the Company reversed the elimination of loans from the Company to Exar Capital and derecognized its share of the loans from Exar Capital to Minera Exar.

Prior to closing of the 2020 Cauchari Transaction, under joint operation accounting, all loans from the Company and Ganfeng to Exar Capital (which have a maturity of 7 years) were classified as long-term liabilities and recorded at fair value reflecting the perspective of the shareholders who control the timing of repayment. Post transaction closing, under the equity method, the loans are classified as current liabilities and are measured from an Exar Capital perspective at face value given that, according to the terms of the loan agreements, the Company and Ganfeng can by a unanimous decision demand early repayment of such loans, and Exar Capital does not have an unconditional right to defer repayment.

As a result of the transition from joint operation accounting to the equity method, the effect of discounting on these non-interest bearing loans was reversed, with $9,608 related to the loans repaid to Lithium Americas in the period included as part of the transaction gain in the statement of comprehensive loss with the balance of the loss of $38,103 recorded directly to deficit within shareholders equity because it is a measurement change arising solely from the change in accounting method.

Gain on the 2020 Cauchari Transaction

Upon closing of the 2020 Cauchari Transaction, the Company recognized a $288 gain which was calculated as follows:

$
Company’s 49% share of the $16,327 increase in Minera Exar’s share capital	8,000
Company’s 49% share of the $689 increase in Exar Capital’s share capital	338
Gain on early repayment of the $40,000 loans	19,608
Reversal of the effect of discounting of the $40,000 loans	(9,608)
Carrying values of the Company’s diluted share of Investment in Minera Exar and Exar Capital	(18,050)
Gain on the 2020 Cauchari Transaction	288

5.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Investment in Cauchari-Olaroz Project

Upon closing of the 2020 Cauchari Transaction, the Company accounts for its investments in Cauchari-Olaroz project using the equity method. As a matter of accounting policy, consistently applied with previous transactions, the Company recorded its retained interest in Minera Exar and Exar Capital at cost on transition to the equity method.

	Minera Exar S.A.	Exar Capital B.V.	Total
	$	$	$
Recognition of Investment in Cauchari-Olaroz project	119,537	2,287	121,824
Contribution to Investment in Cauchari-Olaroz project	853	7,265	8,118
Share of income of Cauchari-Olaroz project	2,113	4,200	6,313
Elimination of unrealized gain on intercompany transactions	-	(4,861)	(4,861)
Investment in Cauchari-Olaroz project, as at December 31, 2020	122,503	8,891	131,394

Investment in Joint Venture

Prior to the closing of the Project Investment on August 16, 2019, Minera Exar and Exar Capital were accounted for as a joint venture using the equity method and during the year ended December 31, 2019, the Company recognized a $3,648 share of income of the joint venture.

The following amounts represent the amounts presented in the financial statements of Minera Exar. They have been amended to reflect modifications for differences in accounting policies.

December 31, 2020
$
Current assets
Cash and cash equivalents	752
Other current assets	7,397
Total current assets	8,149
Non-current assets	512,990
Current liabilities	(20,458)
Non-current liabilities	(273,050)
Net assets	227,631

December 31, 2020
$
Other expenses	(1,893)
Deferred tax recovery	4,342
Net income	2,449

5.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

The following amounts represent the amounts presented in the financial statements of Exar Capital B.V.

December 31, 2020
$
Current assets
Cash and cash equivalents	10,769
Other current assets	3,126
Total current assets	13,895
Non-current assets – loans granted to Minera Exar S.A.	267,222
Current liabilities – loans from Lithium Americas and Ganfeng	(230,906)
Other current liabilities	(1,000)
Other non-current liabilities	(5,284)
Net assets	43,927

Loans from Lithium Americas and Ganfeng are presented as current liabilities in Exar Capital B.V. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

Summarized statement of loss from operations	December 31, 2020
$
Interest income on loans from Minera Exar S.A.	26,258
Withholding tax expense	(2,973)
General and administrative expenses	(457)
Net income	22,828

Reconciliation of Summarized Financial Information to Carrying Value:

	Minera Exar S.A.	Exar Capital B.V.
	$	$
Net assets, December 31, 2020	227,631	43,927
Company’s share of net assets (49%)	111,539	21,524
Interest capitalized while proportionally consolidated	7,240	-
Elimination of unrealized gain on intercompany transactions and other, cumulative	-	(19,898)
Joint Venture expenditures incurred by the Company net of eliminations	3,724	-
Difference between the face value and the fair value of loans to Exar Capital B.V.	-	7,265
Carrying value	122,503	8,891

Minera Exar’s Commitments and Contingencies

As at December 31, 2020, Minera Exar has the following commitments and contingencies (Company’s 49% share):

•	Annual royalty of $98 due in May of every year and expiring in 2041;

5.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

•

Aboriginal programs agreements with seven communities located in the Cauchari-Olaroz project area have terms from five to thirty years. The annual fees due are $127 in 2021, $190 in 2022 and $218 between 2023 and 2061, assuming that these agreements will be extended for the life of the project. The annual fees are subject to change. Minera Exar’s obligations to make the payments are subject to continued development of the project and commencement and continuation of production operations on the project.

•	Commitments related to contracts for construction of evaporation ponds and other construction contracts of $4,372.

Los Boros Option Agreement

On September 11, 2018, Minera Exar exercised a purchase option agreement (“Option Agreement”) with Grupo Minero Los Boros (“Los Boros”), entered into on March 28, 2016, for the transfer of title to Minera Exar of certain mining properties that comprised a portion of the Cauchari-Olaroz project.

Under the terms of the Option Agreement, Minera Exar paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly installments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: (i) the third anniversary of the purchase option exercise date, being September 11, 2021; or (ii) the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent. As security for the transfer of title of the mining properties, Los Boros granted to Minera Exar a mortgage over those mining properties for $12,000. In accordance with the Option Agreement, on November 27, 2018, Minera Exar paid Los Boros a $300 royalty which was due within 10 days of the commercial plant construction start date.

According to the Option Agreement, a 3% net profit interest royalty will have to be paid to Los Boros by Minera Exar for 40 years, payable in Argentinian pesos, annually within the 10 business days after calendar year end.

Minera Exar can cancel the first 20 years of net profit interest royalties in exchange for a one-time payment of $7,000 and the next 20 years for an additional payment of $7,000.

JEMSE Arrangement

During 2012, to comply with Province of Jujuy regulations regarding government participation in mineral projects, Minera Exar entered into a letter of intent with and granted a conditional right to Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the government of Jujuy Province in Argentina, to acquire an 8.5% equity interest in Minera Exar for one US dollar and the provision of management services as required to develop the project.

Upon closing of the 2020 Cauchari Transaction, Minera Exar and JEMSE entered into a definitive agreement, which allows JEMSE to exercise its ownership right to 8.5% interest in Minera Exar and, among other items, provides for JEMSE to reimburse its pro rata (8.5%) share of the equity financing for the construction of the Cauchari-Olaroz project to the Company and Ganfeng through the assignment of one-third of the dividends otherwise payable to JEMSE in future periods.

The annual distribution of dividends from Minera Exar to all shareholders including JEMSE, will only be considered once all of Minera Exar’s annual commitments related to the project’s debt have been met.